Warrant	8 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021
Warrant

NOTE 7. WARRANTS

The Company has accounted for the 30,016,875 warrants in connection with the Initial Public Offering (15,812,500 Public Warrants and 14,204,375 Private Placement Warrants) in accordance with the guidance contained in ASC 815-40. Such guidance provides that the warrants described above are not precluded from equity classification. Equity-classified contracts are initially measured at fair value (or allocated value). Subsequent changes in fair value are not recognized as long as the contracts continue to be classified in equity.

Public Warrants may only be exercised for a whole number of shares. No fractional shares will be issued upon exercise of the Public Warrants. The Public Warrants will become exercisable 30 days after the consummation of a Business Combination. The Public Warrants will expire five years from the consummation of a Business Combination or earlier upon redemption or liquidation.

The Company will not be obligated to deliver any Class A ordinary shares pursuant to the exercise of a Public Warrant and will have no obligation to settle such Public Warrant exercise unless a registration statement under the Securities Act covering the issuance of the Class A ordinary shares issuable upon exercise of the Public Warrants is then effective and a prospectus relating thereto is current, subject to the Company satisfying its obligations with respect to registration. No Public Warrant will be exercisable for cash or on a cashless basis, and the Company will not be obligated to issue any shares to holders seeking to exercise their Public Warrants, unless the issuance of the shares upon such exercise is registered or qualified under the securities laws of the state of the exercising holder, or an exemption from registration is available.

The Company has registered our Class A ordinary shares issuable upon exercise of the warrants because the warrants will become exercisable 30 days after the completion of our initial business combination, which may be within one year of this offering. However, because the warrants will be exercisable until their expiration date of up to five years after the completion of our initial business combination, in order to comply with the requirements of Section 10(a)(3) of the Securities Act following the consummation of our initial business combination, the Company has agreed that as soon as practicable, but in no event later than 15 business days after the closing of its initial business combination, the Company will use its best efforts to file with the SEC a registration statement for the registration, under the Securities Act, of the Class A ordinary shares issuable upon exercise of the warrants. The Company will use its best efforts to cause the same to become effective and to maintain the effectiveness of such registration statement, and a current prospectus relating thereto, until the expiration of the warrants in accordance with the provisions of the warrant agreement. If a registration statement covering the Class A ordinary shares issuable upon exercise of the warrants is not effective by the 60th business day after the closing of the Company’s initial business combination, warrant holders may, until such time as there is an effective registration statement and during any period when the Company will have failed to maintain an effective registration statement, exercise warrants on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act or another exemption. Notwithstanding the above, if our Class A ordinary shares are at the time of any exercise of a warrant not listed on a national securities exchange such that they satisfy the definition of a “covered security” under Section 18(b)(1) of the Securities Act, the Company may, at its option, require holders of public warrants who exercise their warrants to do so on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act and, in the event the Company so elects, it will not be required to file or maintain in effect a registration statement, and in the event the Company does not so elect, it will use our best efforts to register or qualify the shares under applicable blue sky laws to the extent an exemption is not available. In such event, each holder would pay the exercise price by surrendering the warrants for that number or Class A ordinary shares equal to the lesser of (A) the quotient obtained by dividing (x) the product of the number of Class A ordinary shares underlying the warrants, multiplied by the excess of the “fair market value” (defined below) less the exercise price of the warrants by (y) the fair market value and (B) 0.361. The “fair market value” as used in this paragraph shall mean the volume weighted average trading price of the Class A ordinary shares for the 10 trading days immediately following the date on which the notice of exercise is received by the warrant agent.

Redemption of public warrants when the price per Class A ordinary shares equals or exceeds $18.00. Once the public warrants become exercisable, the Company may redeem the Public Warrants for redemption:

●	in whole and not in part;

●	at a price of $0.01 per Public Warrant;

●	upon not less than 30 days’ prior written notice of redemption to each warrant holder and

●	if, and only if, the last reported sale price (the “closing price”) of our Class A ordinary shares equals or exceeds $18.00 per share (as adjusted for adjustments to the number of shares issuable upon exercise or the exercise price of a warrant as described under the heading “Description of Securities—Warrants—Public Warrants”) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which we send the notice of redemption to the warrant holders.

The Company will not redeem the warrants as described above unless an effective registration statement under the Securities Act covering the issuance of the Class A ordinary shares issuable upon exercise of the warrants is then effective and a current prospectus relating to those Class A ordinary shares is available throughout the 30-day redemption period. If and when the warrants become redeemable by us, the Company may exercise its redemption right even if the Company is unable to register or qualify the underlying securities for sale under all applicable state securities laws.

If and when the Public Warrants become redeemable by the Company, the Company may not exercise its redemption right if the issuance of shares of ordinary shares upon exercise of the warrants is not exempt from registration or qualification under applicable state blue sky laws or the Company is unable to effect such registration or qualification.

The exercise price and number of shares of Class A ordinary shares issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a share dividend, or recapitalization, reorganization, merger or consolidation. Additionally, in no event will the Company be required to net cash settle the Public Warrants. If the Company is unable to complete a Business Combination within the Combination Period and the Company liquidates the funds held in the Trust Account, holders of warrants will not receive any of such funds with respect to their warrants, nor will they receive any distribution from the Company’s assets held outside of the Trust Account with the respect to such warrants. Accordingly, the warrants may expire worthless. If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement. The exercise price and number of shares of ordinary shares issuable upon exercise of the Public Warrants may be adjusted in certain circumstances including in the event of a stock dividend, extraordinary dividend or recapitalization, reorganization, merger or consolidation. If the Company is unable to complete a Business Combination within the Combination Period and the Company liquidates the funds held in the Trust Account, holders of warrants will not receive any of such funds with respect to their warrants, nor will they receive any distribution from the Company’s assets held outside of the Trust Account with respect to such warrants. Accordingly, the warrants may expire worthless.

Rubicon Technologies L L C [Member] | Rubicon [Member]
Warrant

Note 9—Warrants

Series E Warrants – As part of the pre-funding Series E raise during 2018, the Company issued to the Series E unit holders a total of 844,000 Series E warrants, providing a right to purchase one unit each of Series E units at a price of $30.00 per unit any time prior to the third anniversary of the grant date. Grant dates ranged from April 30, 2018 to October 29, 2018. The Series E warrants were evaluated at issuance and were determined to be equity classified.

During 2019, the Company issued to the Series E unit holders a total of 240,725 Series E warrants, providing a right to purchase one unit each of Series E units at a price of $30.00 per unit any time prior to the second anniversary of the grant date. Grant dates ranged from July 9, 2019 to August 30, 2019. The Series E warrants were evaluated at issuance and were determined to be equity classified.

During 2021, the Company received $32.5 million from warrant holders in exchange for 1,083,008 Series E preferred units.

The following table summarizes equity-classified warrant activity as of and for the years ended December 31, 2021 and 2020:

	Number	Weighted Average Exercise Price Per Warrant
Outstanding – January 1, 2020	1,084,725	30.00
Granted	-	-
Exercised	-	-
Expired	-	-
Outstanding - December 31, 2020	1,084,725	30.00
Granted	-	-
Exercised	(1,083,008)	30.00
Expired	(1,717)	30.00
Outstanding - December 31, 2021	-	$-

Warrant Liabilities – Pursuant to the amended Term Loan agreement entered on October 15, 2021 (see Note 4), the Company concurrently entered into warrant agreements and issued common unit purchase warrants, which granted the lender the right to purchase up to 62,003 units of the Company’s common units at the exercise price of $0.01 any time prior to the earlier of the tenth anniversary of the issuance date of October 15, 2021, or certain triggering events, including a sale of the Company, the Company’s initial public offering and a merger between the Company and a special purpose acquisition company (“SPAC”), where the warrants are fully redeemed or exchanged. The Company determined that the warrants required liability classification pursuant to ASC 480 Distinguishing Liabilities from Equity. As such, the outstanding warrants are recognized as warrant liabilities on the consolidated balance sheets and were measured at their inception date fair value and subsequently re-measured at each reporting period with changes being recorded as a component of other income (expense) in the consolidated statements of operations. The Company measured the fair value of the warrants at issuance and December 31, 2021, and recognized $0.7 million and $1.3 million of warrant liabilities in the consolidated balance sheets, respectively, with the difference of $0.6 million recorded as other expense in the consolidated statement of operations for the year ended December 31, 2021. During the year ended December 31, 2021, none of the warrants issued to the lender of the Term Loan were exercised.

Pursuant to the Subordinated Term Loan agreement entered on December 22, 2021 (see Note 4), the Company concurrently entered into warrant agreements and issued common unit purchase warrants under the condition that if the Company does not repay the term loans on or prior to the maturity date, the lender receives right to purchase up to (i) the number of the Company’s common units worth $2.0 million if the Company consummates a SPAC transaction on or before the maturity date or (ii) 54,600 units of the Company’s common units in case the SPAC transaction is not consummated on or before the maturity date, at the exercise price of $0.01 any time after the maturity date prior to the earlier of the date principal and interest on all outstanding term loans under this Subordinated Term Loan agreement are repaid or the tenth anniversary of the issuance date. If the Company repays the Subordinated Term Loan on or prior to the maturity date, the warrants will automatically terminate and be voided and no warrant share will be exercisable. The Company determined that the warrants required liability classification pursuant to ASC 480 Distinguishing Liabilities from Equity. The Company measured the fair value of the warrants at issuance and December 31, 2021, and recognized $0.1 million and $0.1 million of warrant liabilities in the consolidated balance sheets, respectively. The impact to the consolidated statement of operations from the changes in the fair value of the warrants was insignificant for the year ended December 31, 2021. During the year ended December 31, 2021, none of the warrants issued to the lender of the Subordinated Term Loan were exercisable.